Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In this section, we provide the pay versus performance disclosure required by the SEC for our CEO, Mr. Lindsay, and the named executive officers excluding Mr. Lindsay (“Non-CEO NEOs”) as well as certain Company performance metrics for the fiscal years listed below.
					Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	H&P TSR	OSX Index TSR	Net Income (Loss) $MM	Modified Cash Flow $MM(5)
2023	$8,595,963	$8,407,218	$2,590,494	$2,527,013	$324	$340	$434	$961(6)(7)(8)
2022	$8,000,873	$15,453,934	$2,383,344	$4,315,514	$271	$215	$7	$448(6)(9)
2021	$8,468,309	$11,856,697	$2,422,386	$3,230,514	$195	$203	$(326)	$102(7)(10)
(1)
The amounts in this column represent the amounts reported for Mr. Lindsay in the total column of the Summary Compensation Table (“SCT”) for each applicable fiscal year.

(2)
Compensation Actually Paid (“CAP”) is the SCT total value for Mr. Lindsay, and average SCT total for the non-CEO NEOs, for each applicable fiscal year with adjustments to the stock award and pension values as required by SEC regulations and described in more detail in the reconciliation tables for our CEO and non-CEO NEOs below.

(3)
The amounts reported in this column represent the average of the amounts reported in the total column of the SCT for the Non-CEO NEOs’ in each applicable fiscal year. For each of fiscal years 2023, 2022, and 2021, the Non-CEO NEOs were Messrs. Smith, Bell and Lennox and Ms. Hair.

(4)
The Company calculates TSR in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, reflecting cumulative TSR on an initial base investment of $100 for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2023, 2022 and 2021, respectively. The peer group used for comparison for each of the fiscal years 2023, 2022 and 2021 is the Philadelphia Oil Service (“OSX”) Index.

(5)
We determined Modified Cash Flow to be the most important financial performance measure used to link Company performance to CAP for fiscal 2023. Modified Cash Flow was the performance objective in our 2023 STI Plan with the heaviest weighting. Modified Cash Flow is (a) drilling services revenue less the following expenses from condensed consolidated statements of operations (i) drilling services operating expenses, excluding depreciation and amortization and (ii) selling, general and administrative expenses, with (b) the following normalizing adjustments:

(6)
STI Plan expense to the extent actual payout was different than amounts accrued and certain director stock expenses.

(7)
Expenses or expense accruals for certain legal proceedings.

(8)
Valuation adjustment of a contingent earnout.

(9)
Certain consulting expenses recognized in fiscal 2021 but included in the 2022 STI Plan performance objective target.

(10)
Expenses related to a business development project and cost savings initiatives.

The CEO Summary Compensation Table to CAP reconciliation is summarized in the following table:
Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from prior EOY to current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value From Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CEO CAP
2023	$8,595,963	$0	$5,279,880	$4,090,335	$(1,511,400)	$2,512,200	$8,407,218
2022	$8,000,873	$0	$4,612,431	$7,775,011	$4,536,801	$(246,320)	$15,453,934
2021	$8,468,309	$11,527	$5,321,503	$5,827,051	$2,472,070	$422,297	$11,856,697
“EOY” = End of Year, “BOY” = Beginning of Year
The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following table:
Year	Average SCT Total for Non- CEO NEOs	Minus Average SCT Change in Pension Value for Non-CEO NEOs	Minus Average SCT Equity for Non- CEO NEOs	Plus EOY Average Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change from prior EOY to current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change in Fair Value from Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Non-CEO NEO CAP
2023	$2,590,494	$0	$1,365,196	$1,057,639	$(387,779)	$631,855	$2,527,013
2022	$2,383,344	$0	$1,182,088	$1,992,587	$1,153,124	$(31,453)	$4,315,514
2021	$2,422,386	$2,086	$1,363,869	$1,493,438	$598,180	$82,465	$3,230,514
“EOY” = End of Year, “BOY” = Beginning of Year

Company Selected Measure Name	Modified Cash Flow
Named Executive Officers, Footnote
(1)
The amounts in this column represent the amounts reported for Mr. Lindsay in the total column of the Summary Compensation Table (“SCT”) for each applicable fiscal year.
(3)
The amounts reported in this column represent the average of the amounts reported in the total column of the SCT for the Non-CEO NEOs’ in each applicable fiscal year. For each of fiscal years 2023, 2022, and 2021, the Non-CEO NEOs were Messrs. Smith, Bell and Lennox and Ms. Hair.

Peer Group Issuers, Footnote
(4)
The Company calculates TSR in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, reflecting cumulative TSR on an initial base investment of $100 for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2023, 2022 and 2021, respectively. The peer group used for comparison for each of the fiscal years 2023, 2022 and 2021 is the Philadelphia Oil Service (“OSX”) Index.

PEO Total Compensation Amount	$ 8,595,963	$ 8,000,873	$ 8,468,309
PEO Actually Paid Compensation Amount	$ 8,407,218	15,453,934	11,856,697
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid (“CAP”) is the SCT total value for Mr. Lindsay, and average SCT total for the non-CEO NEOs, for each applicable fiscal year with adjustments to the stock award and pension values as required by SEC regulations and described in more detail in the reconciliation tables for our CEO and non-CEO NEOs below.
The CEO Summary Compensation Table to CAP reconciliation is summarized in the following table:
Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from prior EOY to current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value From Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CEO CAP
2023	$8,595,963	$0	$5,279,880	$4,090,335	$(1,511,400)	$2,512,200	$8,407,218
2022	$8,000,873	$0	$4,612,431	$7,775,011	$4,536,801	$(246,320)	$15,453,934
2021	$8,468,309	$11,527	$5,321,503	$5,827,051	$2,472,070	$422,297	$11,856,697
“EOY” = End of Year, “BOY” = Beginning of Year

Non-PEO NEO Average Total Compensation Amount	$ 2,590,494	2,383,344	2,422,386
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,527,013	4,315,514	3,230,514
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (“CAP”) is the SCT total value for Mr. Lindsay, and average SCT total for the non-CEO NEOs, for each applicable fiscal year with adjustments to the stock award and pension values as required by SEC regulations and described in more detail in the reconciliation tables for our CEO and non-CEO NEOs below.
The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following table:
Year	Average SCT Total for Non- CEO NEOs	Minus Average SCT Change in Pension Value for Non-CEO NEOs	Minus Average SCT Equity for Non- CEO NEOs	Plus EOY Average Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change from prior EOY to current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change in Fair Value from Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Non-CEO NEO CAP
2023	$2,590,494	$0	$1,365,196	$1,057,639	$(387,779)	$631,855	$2,527,013
2022	$2,383,344	$0	$1,182,088	$1,992,587	$1,153,124	$(31,453)	$4,315,514
2021	$2,422,386	$2,086	$1,363,869	$1,493,438	$598,180	$82,465	$3,230,514
“EOY” = End of Year, “BOY” = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return	Pay Versus TSR 2021-2023
Compensation Actually Paid vs. Net Income	Pay Versus Net Income 2021-2023
Compensation Actually Paid vs. Company Selected Measure	Pay Versus Modified Cash Flow 2021-2023
Tabular List, Table
In addition to the tabular disclosure above, the following is an unranked list of the most important performance measures that link Compensation Actually Paid to Company performance.
Most Important Performance Measures
Modified Cash Flow
Absolute TSR
ROIC

Total Shareholder Return Amount	$ 324	271	195
Peer Group Total Shareholder Return Amount	340	215	203
Net Income (Loss)	$ 434,000,000	$ 7,000,000	$ (326,000,000)
Company Selected Measure Amount	961	448	102
PEO Name	Mr. Lindsay
Measure:: 1
Pay vs Performance Disclosure
Name	Modified Cash Flow
Non-GAAP Measure Description
(5)
We determined Modified Cash Flow to be the most important financial performance measure used to link Company performance to CAP for fiscal 2023. Modified Cash Flow was the performance objective in our 2023 STI Plan with the heaviest weighting. Modified Cash Flow is (a) drilling services revenue less the following expenses from condensed consolidated statements of operations (i) drilling services operating expenses, excluding depreciation and amortization and (ii) selling, general and administrative expenses, with (b) the following normalizing adjustments:

(6)
STI Plan expense to the extent actual payout was different than amounts accrued and certain director stock expenses.

(7)
Expenses or expense accruals for certain legal proceedings.

(8)
Valuation adjustment of a contingent earnout.

(9)
Certain consulting expenses recognized in fiscal 2021 but included in the 2022 STI Plan performance objective target.

(10)
Expenses related to a business development project and cost savings initiatives.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 11,527
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,279,880	4,612,431	5,321,503
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,090,335	7,775,011	5,827,051
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,511,400)	4,536,801	2,472,070
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,512,200	(246,320)	422,297
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,086
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,365,196	1,182,088	1,363,869
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,057,639	1,992,587	1,493,438
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,779)	1,153,124	598,180
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 631,855	$ (31,453)	$ 82,465